Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001
EBP, Accounting Policy [Line Items]
Loan, distribution and asset-based fees paid by participants	$ 16,939